Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

On August 9, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC, relating to the Company’s initial public offering (the “Offering” or “IPO”) of 1,150,000 shares (the “Shares”) of the Company’s common stock which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 150,000 shares of the Company’s common stock, at an Offering price of $5.00 per share. The closing of the IPO took place on August 11, 2023. Total gross proceeds, including the exercise of the over-allotment option, was $5.75 million. The aggregate net proceeds to the Company from the IPO were approximately $4.7 million after deducting underwriting discounts and commissions and estimated offering expenses.

In connection to the IPO, the Company agreed to issue the underwriters five-year warrants to purchase an aggregate of 57,500 shares of the Company’s common stock with an exercise price of $5.00 per share.

On September 1, 2023, the Company’s Board of Directors (the “Board”) authorized a share buyback program for up to 20% or up to $2.0 million of the Company’s common stock and approved an agreement entered by and between the Company and Dominari Securities LLC (“Dominari”) on August 28, 2023 to effect the share buyback program. The Company acquired 79,310 shares of the Company’s Common Stock on September 8, 2023 at an average cost of $1.1553 per share. The repurchase of shares occurred in accordance with Rule 10b-18.

In August 2023, Sean Dollinger, Darren Collins, Guy Dollinger, Gary Herman, James Huber, and James O’Brien (each a “Director” and together the “Directors” of the Company) were granted an aggregate total of 1,250,000 restricted stock units (the “Director RSUs”) which Director RSUs were to vest in eight (8) equal quarterly installments commencing on October 1, 2023, as reported in the Company’s Registration Statement on Form S-1/A as amended on August 4, 2023. On August 21, 2023, Jay Dhaliwal was added to the Board on and was granted 20,000 Director RSUs which Director RSUs were to vest in eight (8) equal quarterly installments commencing on October 1, 2023, as reported in the Company’s Form 8-K/A as amended on August 23, 2023. On August 29, 2023, the Board authorized deferring the vesting of the Director RSUs until such date that the LQR House Inc. 2021 Stock Option and Incentive Plan (the “Plan”) is amended. Following Darren Collins’ and Guy Dollinger’s resignations, effective, September 25, 2023, they consented to the cancelation of the 50,000 RSUs each that they were granted and the Company effected such cancelation on October 6, 2023.

In August 2023, the Board approved an issuance of and the Company issued an aggregate of 2,500,000 shares of the Company’s common stock under the LQR House Inc. 2021 Stock Option and Incentive Plan (the “Plan”) to certain consultants (“Consultants”) with whom the Company entered into independent contractor agreements with, in consideration for their providing consulting services to the Company (“Consulting Services”).

On August 30, 2023, the Company entered into 2 loan agreements with Mercantile Holdings Inc. and with 1226053 B.C. Ltd for $200,000 each. On September 21, 2023, the Company entered into 3 further loan agreements with 2200049 AB Inc. for $380,000, with Mercantile Holdings Inc. for $85,000, and with 1226053 B.C. Ltd for $85,000. The interest on all 5 loan agreements was 18% and is payable on demand, regardless of whether paid before the anniversary of the loan agreements.

On September 27, 2023, the Company entered into debt settlement agreements with each of Mercantile Holdings Inc., 1226053 B.C. Ltd, and 2200049 AB Inc., pursuant to which each entity received shares of the Company’s Common Stock in full settlement of the loan amounts, including interest, as calculated based on the closing price of the Company’s Common Stock of $0.4395 on September 27, 2023. Mercantile Holdings Inc. received 765,816 shares of Common Stock, 1226053 B.C. Ltd received 765,816 shares of Common Stock, and 2200049 AB Inc. received 1,020,250 shares of Common Stock. The aggregate number of shares of Common Stock received by these 3 entities was 2,550,622, which were issued on September 28, 2023.

Management has evaluated subsequent events through September 28, 2023, the date the financial statements were available to be issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these financial statements.

10. SUBSEQUENT EVENTS

Conversion to Nevada Corporation

On February 3, 2023, the Company changed its state of incorporation to the State of Nevada by merging into LQR House Inc., a Nevada corporation. On February 3, in accordance with our reincorporation to Nevada, the Company’s authorized capital stock changed from 100,000,000 shares of common stock, $0.001 par value, to 350,000,000 shares, consisting of 300,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. At the same time, the Company also completed a 6-for-1 reverse stock split of our outstanding common stock through the merger by issuing one share of common stock for every six previously outstanding shares of common stock of the predecessor Delaware company. The accompanying financial statements and related disclosures have been presented to retroactively reflect the Reorganization.

Amendment to Articles of Incorporation

On March 29, 2023, the Company amended its articles of incorporation to institute a dual class share structure consisting of Class A Common Stock, and Class B Common Stock, and any number of classes of Preferred Stock. Class A Common Stock is entitled to twenty (20) votes per share on proposals requiring or requesting stockholder approval, and Class B Common Stock is entitled to one (1) vote on any such matter. A share of Class A Common Stock may be voluntarily converted into a share of Class B Common Stock. A transfer of a share of Class A Common Stock will result in its automatic conversion into Class B Common Stock upon such transfer, subject to certain exceptions, including that the transfer of shares of Class A Common Stock to another holder of Class A Common Stock will not result in such automatic conversion. Class B Common Stock is not convertible. Other than as to voting and conversion rights, Class A Common Stock and Class B Common Stock have the same rights and preferences and rank equally, share ratably and are identical in all respects as to all matters.

Due to this amendment, the Company’s authorized capital stock became 350,000,000 shares, consisting of: (i) 300,000,000 shares of common stock, par value $0.0001 per share, of which 20,000,000 shares are designated Class A Common Stock, $0.0001 par value per share, and 280,000,000 shares are designated Class B Common Stock, $0.0001 par value per share; and (ii) 50,000,000 shares of “blank check” preferred stock, $0.0001 par value per share. All shares of common stock issued and outstanding at the time of the amendment became shares of Class B Common Stock.

Management has evaluated subsequent events through April 5, 2023, the date the financial statements were available to be issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these financial statements.